INVESTORS LIFE INSURANCE COMPANY
 OF NORTH AMERICA
(Herein called Investors Life)

SEPARATE ACCOUNT II

(formerly INA/PUTNAM SEPARATE ACCOUNT)
FINANCIAL STATEMENTS

December 31, 2023

This report is submitted for the general information of owners of Investors Life Insurance Company of North America Separate Account II variable annuity contracts. The Separate Account does not issue new contracts; accordingly, this report is not authorized for distribution to prospective purchasers of such variable annuity contracts.

Investors Life Insurance Company of North America
Administrative Offices: Nashville, Tennessee

Report of Independent Registered Public Accounting Firm

The Board of Directors of
Investors Life Insurance Company of North America and the Contract Owners of
Investors Life Insurance Company of North America – Separate Account II

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of the subdivisions comprising the Investors Life Insurance Company of North America – Separate Account II (the “Separate Account”) as of December 31, 2023, related statement of operations for the year then ended, statement of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2023, and the results of the related statement of operations for the year then ended, statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures to respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the underlying funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Dallas, Texas
February 16, 2024

We have served as the Separate Account’s auditor since 2016.

Investors Life Insurance Company of North America
Separate Account II

(formerly INA/PUTNAM SEPARATE ACCOUNT)
Statement of Net Assets

December 31, 2023

	PUTNAM DIVISIONS
	Money Market Fund	Money Market Fund	High Yield Fund	Large Cap Value Fund	Income Fund
	Qualified	Non-Qualified	Non-Qualified	Qualified	Non-Qualified
ASSETS:
Investments, at fair value	$10,750	$143,215	$52,396	$19,389	$25,651
Total assets	$10,750	$143,215	$52,396	$19,389	$25,651

NET ASSETS:
Accumulation units	$10,750	$143,215	$52,396	$19,389	$25,651
Total net assets	$10,750	$143,215	$52,396	$19,389	$25,651

FUND SHARE INFORMATION
Number of shares	10,750	143,215	9,904	629	4,849

Cost of investments	$10,750	$143,215	$58,168	$8,280	$32,341

UNITS OUTSTANDING	2,886	38,062	4,529	432	2,244

ACCUMULATION UNIT VALUE	$3.724924	$3.762665	$11.569087	$44.882761	$11.430966

	PUTNAM VARIABLE TRUST DIVISIONS
	Putnam Variable Trust Money Market Fund Non-Qualified	Putnam Variable Trust Large Cap Value Fund Non-Qualified	Putnam Variable Trust Income Fund Non-Qualified

ASSETS:
Investments, at fair value	$674,997	$1,465,362	$430,800
Total assets	$674,997	$1,465,362	$430,800

NET ASSETS:
Accumulation units	$674,997	$1,465,362	$430,800
Total net assets	$674,997	$1,465,362	$430,800

FUND SHARE INFORMATION
Number of shares	674,997	50,115	51,286

Cost of investments	$674,997	$1,206,925	$751,728

UNITS OUTSTANDING	218,996	75,259	56,041

ACCUMULATION UNIT VALUE	$3.082236	$19.470919	$7.687221

The accompanying notes are an integral part of these financial statements.

Investors Life Insurance Company of North America
Separate Account II

(formerly INA/PUTNAM SEPARATE ACCOUNT)
Statement of Operations

Year Ended December 31, 2023

	PUTNAM DIVISIONS
	Money Market Fund Qualified	Money Market Fund Non-Qualified	High Yield Fund Non-Qualified

Net Investment Income (Loss)
Investment Income:
Dividends	$508	$6,732	$2,789

Expenses:
Mortality risk and expense fees guarantees (Notes 1 and 3)	100	1,320	463
Net investment income (loss)	408	5,412	2,326

Net Realized and Unrealized Gains (Losses) on Investments
Realized gain distributions	-	-	-
Realized gains (losses) on fund shares	-	-	2
Net realized gains (losses)	-	-	2
Change in unrealized gains and (losses)	-	-	2,823
Net realized and change in unrealized gains (losses) on investments	-	-	2,825

Increase (Decrease) in Net Assets from Operations	$408	$5,412	$5,151

	Large Cap Value Fund Qualified	Income Fund Non-Qualified

Net Investment Income (Loss)
Investment Income:
Dividends	$292	$1,869

Expenses:
Mortality risk and expense fees guarantees (Notes 1 and 3)	180	246
Net investment income (loss)	112	1,623

Net Realized and Unrealized Gains (Losses) on Investments
Realized gain distributions	699	-
Realized gains (losses) on fund shares	1,001	(214)
Net realized gains (losses)	1,700	(214)
Change in unrealized gains and (losses)	766	(451)
Net realized and change in unrealized gains (losses) on investments	2,466	(665)

Increase (Decrease) in Net Assets from Operations	$2,578	$958

The accompanying notes are an integral part of these financial statements.

Investors Life Insurance Company of North America
Separate Account II

(formerly INA/PUTNAM SEPARATE ACCOUNT)
Statement of Operations

Year Ended December 31, 2023

	PUTNAM VARIABLE TRUST DIVISIONS
	Putnam Variable Trust Money Market Fund Non-Qualified	Putnam Variable Trust Large Cap Value Fund Non-Qualified	Putnam Variable Trust Income Fund Non-Qualified

Net Investment Income (Loss)
Investment Income:
Dividends	$30,449	$34,129	$24,583

Expenses:
Mortality risk and expense fees guarantees (Notes 1 and 3)	6,253	12,491	3,921
Net investment income (loss)	24,196	21,638	20,662

Net Realized and Unrealized Gains (Losses) on Investments
Realized gain distributions	-	69,326	-
Realized gains (losses) on fund shares	-	3,867	(136)
Net realized gains (losses)	-	73,193	(136)
Change in unrealized gains and (losses)	-	89,454	(4,054)
Net realized and change in unrealized gains (losses) on investments	-	162,647	(4,190)

Increase (Decrease) in Net Assets from Operations	$24,196	$184,285	$16,472

The accompanying notes are an integral part of these financial statements.

Investors Life Insurance Company of North America
Separate Account II

(formerly INA/PUTNAM SEPARATE ACCOUNT)
Statement of Changes in Net Assets

Year Ended December 31, 2023

	PUTNAM DIVISIONS
	Money Market Fund Qualified	Money Market Fund Non-Qualified	High Yield Fund Non-Qualified

Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$408	$5,412	$2,326
Net realized gains (losses)	-	-	2
Change in unrealized gains (losses)	-	-	2,823
Net increase (decrease) in net assets from operations	408	5,412	5,151

Increase (Decrease) in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-	-
Contract surrenders	(535)	(9)	(14)
Benefit payment to annuitants	-	-	-
Net increase (decrease) from policy transactions	(535)	(9)	(14)
Net increase (decrease) in net assets	(127)	5,403	5,137

Net Assets:
Net assets at December 31, 2022	10,877	137,812	47,259
Net assets at December 31, 2023	$10,750	$143,215	$52,396

Year Ended December 31, 2022

	PUTNAM DIVISIONS
	Money Market Fund Qualified	Money Market Fund Non-Qualified	High Yield Fund Non-Qualified

Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$50	$469	$4,912
Net realized gains (losses)	-	-	(19,495)
Change in unrealized gains (losses)	-	-	(12,092)
Net increase (decrease) in net assets from operations	50	469	(26,675)

Increase (Decrease) in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-	-
Contract surrenders	(540)	(52,583)	(250,923)
Benefit payment to annuitants	-	-	-
Net increase (decrease) from policy transactions	(540)	(52,583)	(250,923)
Net increase (decrease) in net assets	(490)	(52,114)	(277,598)

Net Assets:
Net assets at December 31, 2021	11,367	189,926	324,857
Net assets at December 31, 2022	$10,877	$137,812	$47,259

The accompanying notes are an integral part of these financial statements.

Investors Life Insurance Company of North America
Separate Account II

(formerly INA/PUTNAM SEPARATE ACCOUNT)
Statement of Changes in Net Assets

Year Ended December 31, 2023

	PUTNAM DIVISIONS
	Large Cap Value Fund Qualified	Large Cap Value Fund Non-Qualified	Income Fund Non-Qualified

Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$112	$-	$1,623
Net realized gains (losses)	1,700	-	(214)
Change in unrealized gains (losses)	766	-	(451)
Net increase (decrease) in net assets from operations	2,578	-	958

Increase (Decrease) in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-	-
Contract surrenders	-	-	-
Benefit payment to annuitants	(2,979)	-	(2,873)
Net increase (decrease) from policy transactions	(2,979)	-	(2,873)
Net increase (decrease) in net assets	(401)	-	(1,915)

Net Assets:
Net assets at December 31, 2022	19,790	-	27,566
Net assets at December 31, 2023	$19,389	$-	$25,651

Year Ended December 31, 2022

	PUTNAM DIVISIONS
	Large Cap Value Fund Qualified	Large Cap Value Fund Non-Qualified	Income Fund Non-Qualified

Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$197	$(227)	$1,769
Net realized gains (losses)	2,010	377,317	(298)
Change in unrealized gains (losses)	(3,203)	(387,958)	(6,226)
Net increase (decrease) in net assets from operations	(996)	(10,868)	(4,755)

Increase (Decrease) in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-	-
Contract surrenders	-	(574,222)	-
Benefit payment to annuitants	(3,372)	-	(3,297)
Net increase (decrease) from policy transactions	(3,372)	(574,222)	(3,297)
Net increase (decrease) in net assets	(4,368)	(585,090)	(8,052)

Net Assets:
Net assets at December 31, 2021	24,158	585,090	35,618
Net assets at December 31, 2022	$19,790	$-	$27,566

The accompanying notes are an integral part of these financial statements.

Investors Life Insurance Company of North America
Separate Account II

(formerly INA/PUTNAM SEPARATE ACCOUNT)
Statement of Changes in Net Assets

Year Ended December 31, 2023

	PUTNAM VARIABLE TRUST DIVISIONS
	Putnam Variable Trust Money Market Fund Non-Qualified	Putnam Variable Trust Large Cap Value Fund Non-Qualified	Putnam Variable Trust Income Fund Non-Qualified

Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$24,196	$21,638	$20,662
Net realized gains (losses)	-	73,193	(136)
Change in unrealized gains (losses)	-	89,454	(4,054)
Net increase (decrease) in net assets from operations	24,196	184,285	16,472

Increase (Decrease) in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-	-
Contract surrenders	(150)	5,747	(59)
Benefit payment to annuitants	(2,211)	(21,525)	(1,376)
Net increase (decrease) from policy transactions	(2,361)	(15,778)	(1,435)
Net increase (decrease) in net assets	21,835	168,507	15,037

Net Assets:
Net assets at December 31, 2022	653,162	1,296,855	415,763
Net assets at December 31, 2023	$674,997	$1,465,362	$430,800

Year Ended December 31, 2022

	PUTNAM VARIABLE TRUST DIVISIONS
	Putnam Variable Trust Money Market Fund Non-Qualified	Putnam Variable Trust Large Cap Value Fund Non-Qualified	Putnam Variable Trust Income Fund Non-Qualified

Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$2,196	$15,036	$21,433
Net realized gains (losses)	-	102,644	(630)
Change in unrealized gains (losses)	-	(159,762)	(90,343)
Net increase (decrease) in net assets from operations	2,196	(42,082)	(69,540)

Increase (Decrease) in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-	-
Contract surrenders	(2,595)	(9,525)	(59)
Benefit payment to annuitants	(2,830)	(22,520)	(1,797)
Net increase (decrease) from policy transactions	(5,425)	(32,045)	(1,856)
Net increase (decrease) in net assets	(3,229)	(74,127)	(71,396)

Net Assets:
Net assets at December 31, 2021	656,391	1,370,982	487,159
Net assets at December 31, 2022	$653,162	$1,296,855	$415,763

The accompanying notes are an integral part of these financial statements.

Investors Life Insurance Company of North America
Separate Account II
(formerly INA/PUTNAM SEPARATE ACCOUNT)
Notes to Financial Statements

Year Ended December 31, 2023

Note 1. Organization

Investors Life Insurance Company of North America (“Investors Life”), which is a wholly owned subsidiary of Americo Financial Life and Annuity Insurance Company, established Investors Life Insurance Company of North America – Separate Account II (the “Separate Account”) as a unit investment trust registered under the Investment Company Act of 1940, as amended. The Separate Account currently has four specific Putnam Divisions which correspond to four Putnam mutual funds (the “Putnam Funds”) and three Putnam Variable Trust Divisions which correspond to three portfolios of the Putnam Variable Trust (and, collectively, the “Funds”). Each Putnam Division may contain two subdivisions, one for the allocation of tax-qualified and one for the allocation of non-tax qualified net payments made under variable annuity contracts.

Amounts allocated to the Separate Account for variable annuity contracts can be invested by Investors Life in up to three of the following mutual funds: Putnam Money Market Fund, Putnam High Yield Fund, Putnam Large Cap Value Fund and Putnam Income Fund (the “Putnam Divisions”). In addition, variable annuity contract values transferred as a result of Revenue Ruling 81-225 (the “Ruling”) (see Note 5), can be invested in up to three of the following portfolios of Putnam Variable Trust: Putnam Variable Trust Money Market Fund, Putnam Variable Trust Large Cap Value Fund and Putnam Variable Trust Income Fund (the “Putnam Variable Trust Divisions”). The contract owners’ equity of each subdivision of the Separate Account is affected by the investment results of the appropriate Putnam Fund or Putnam Variable Trust Fund, shares designated for the subdivision, the mortality risk and expense fees guarantees assessed on Separate Account assets (see Note 3) and the administrative charge deductions.

Under the current provisions of the Internal Revenue Code (the “Code”), transfers of contract values from one division of the Separate Account to another division are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.

Note 2. Significant Accounting Policies

Following is a summary of the significant accounting policies of the Separate Account: (a) investments are carried at fair value as discussed in Note 9; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; and (c) the cost of investments sold is determined on the last-in, first-out method. Investment valuations are subject to change based on underlying market conditions. See Notes 4 through 6 with respect to income taxes. The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these amounts.

The Separate Account qualifies as an investment company as defined by the Financial Accounting Standards Board’s Accounting Standards Codification Topic 946 and, accordingly, the Separate Account follows the accounting and reporting guidance contained therein. The Separate Account’s status as an investment company has not changed during the year ended December 31, 2023. The Separate Account has not provided financial support to any investee during the year ended December 31, 2023, and the Separate Account has no contractual obligations to provide financial support to any investee.

Investors Life Insurance Company of North America
Separate Account II
(formerly INA/PUTNAM SEPARATE ACCOUNT)
Notes to Financial Statements

Year Ended December 31, 2023

Note 3. Contract Owner Transactions

Contract owners have limited rights to transfer their contract values between Separate Account Divisions. Certain contract owners affected by Revenue Ruling 81-225 have limited rights to transfer their contract values to Divisions for which one of the portfolios of Putnam Variable Trust serves as the underlying investment vehicle (see Note 5) and to transfer from and to the General Account of Investors Life.  There were no transfers for the year ended December 31, 2023.

Investors Life charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charges of 0.95% is made against the average net value of the Separate Account.

Note 4. Income Taxes

Investors Life is taxed as a life insurance company under the Code.  The Separate Account is taxed as a part of Investors Life. Under the current provisions of the Code, no federal income taxes are payable by Investors Life with respect to investment income and capital gains on the assets of the Separate Account when used to determine contract values. Investors Life retains the right to make adjustments for taxes to Separate Account assets should future changes in the Code so warrant.

Note 5. Effect of Revenue Ruling 81-225

The Ruling was issued by the Internal Revenue Service on September 25, 1981. The Ruling pertains to variable annuities, where the insurance company, through a separate account, holds shares of mutual funds which also offer their shares to the public independently. The Ruling also questioned the tax treatment of variable annuity contracts where the underlying mutual funds are not managed by the issuing insurance company or an affiliate, or where the contract owner may initially allocate, and subsequently reallocate, the contract values among several underlying funds.

The Ruling adversely affected the tax status of the Separate Account variable annuity contracts issued on a non-tax qualified basis after December 31, 1980, and those issued after September 25, 1981 which were intended to qualify under Internal Revenue Code Sections 403(a), 403(b) or 408(b).

As a result, Investors Life suspended new contract sales utilizing the Putnam Divisions. A former affiliate of Investors Life sponsored the creation of a new money market mutual fund called INA Annuity Fund, Inc. This fund became the CIGNA Annuity Fund, Inc. Money Market portfolio late in 1982 and three additional portfolios were introduced. In October 1985, the CIGNA Annuity Fund, Inc. was reorganized as the CIGNA Annuity Funds Group (“CIGNA Funds”) pursuant to a plan of reorganization approved by shareholders of the fund. Contract owners who transferred their Putnam Divisions contract values to the CIGNA Funds cannot later reverse the transfer back to any of the Putnam Divisions.

As of April 18, 1995, shares of the Putnam Variable Trust Divisions were substituted for shares of the applicable CIGNA Fund as the underlying investment vehicle.  Investors Life obtained an order from the U.S. Securities and Exchange Commission approving the provisions of the substitution. Thereafter, the proposal was submitted to contractholders for their approval, in accordance with the provisions of the variable annuity contracts. The substitution of shares of certain portfolios of Putnam Variable Trust Divisions as the underlying investment vehicle for the variable annuity contracts was effected by Investors Life’s exchange of shares of each of the portfolios of the CIGNA Funds for shares of the corresponding portfolio of Putnam Variable Trust Divisions.

Investors Life Insurance Company of North America
Separate Account II
(formerly INA/PUTNAM SEPARATE ACCOUNT)
Notes to Financial Statements

Year Ended December 31, 2023

Note 6. Diversification Requirements

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Investors Life believes that the Separate Account satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.

Note 7. Accumulation Unit Transactions

The changes in the number of accumulation units (the measure of ownership in the Separate Account) during the year ended December 31, 2023 and units outstanding at December 31, 2023 were as follows:

	PUTNAM DIVISIONS
	Money Market Fund Qualified	Money Market Fund Non-Qualified	High Yield Fund	Large Cap Value Fund Qualified	Income Fund Non-Qualified
			Non-Qualified
Unit outstanding at December 31, 2022	3,035	38,066	4,530	504	2,503
Units purchased and transfers in	-	-	-	-	-
Units sold and transfers out	(149)	(4)	(1)	(72)	(259)
Units outstanding at December 31, 2023	2,886	38,062	4,529	432	2,244

	PUTNAM VARIABLE TRUST DIVISIONS
	Putnam Variable Trust Money Market Fund Non-Qualified	Putnam Variable Trust Large Cap Value Fund Non-Qualified	Putnam Variable Trust Income Fund Non-Qualified

Unit outstanding at December 31, 2022	219,796	76,491	56,234
Units purchased and transfers in	-	-	-
Units sold and transfers out	(800)	(1,232)	(193)
Units outstanding at December 31, 2023	218,996	75,259	56,041

The accumulation units for four of the subdivisions include units applicable to contract owners who are “on benefit annuitants.” At December 31, 2023, the number of accumulation units, the aggregate value of the subdivisions’ equity and the number of monthly annuity units and value per unit of “on benefit annuitants” are as follows:

	Accumulation Units	Aggregate Value	Monthly Annuity Units	Annuity Unit Value
Large Cap Value Fund - Qualified	432	$19,389	58	$7.4688611
Income Fund - Non-Qualified	2,244	$25,651	270	$2.7805698
Putnam Variable Trust Money Market Fund - Non-Qualified	6,800	$20,959	477	$0.6662507
Putnam Variable Trust Income Fund – Non-Qualified	2,095	$16,105	111	$1.6252135

Investors Life Insurance Company of North America
Separate Account II
(formerly INA/PUTNAM SEPARATE ACCOUNT)
Notes to Financial Statements

Year Ended December 31, 2023

The number of monthly annuity units and related annuity unit value is calculated based upon the expected payout period as computed according to the Progressive Annuity Table with interest at the rate of 3 1/2% per annum. The mortality risk is fully borne by Investors Life and may result in additional amounts being transferred into the Separate Account by Investors Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to Investors Life.

Note 8. Financial Highlights - Expense Ratios and Net Investment Income Ratios

A summary of unit values and units outstanding for variable annuity contracts, net assets, expense ratios, net investment income ratios, and total return ratios, excluding expenses of the underlying funds and expenses charged through redemption of units, for each of the periods ended below were as follows:

PUTNAM DIVISIONS
Money Market Fund Qualified							Money Market Fund Non-Qualified
		Net Assets							Net Assets
	Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return		Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return
12/31/23	2,886	$3.724924	$11	0.95%	4.83%	3.88%	12/31/23	38,062	$3.762665	$143	0.95%	4.85%	3.90%
12/31/22	3,035	$3.584042	$11	0.95%	1.42%	0.47%	12/31/22	38,066	$3.620378	$138	0.95%	1.26%	0.31%
12/31/21	3,186	$3.567707	$11	0.95%	0.01%	-0.94%	12/31/21	52,699	$3.603969	$190	0.95%	0.01%	-0.94%
12/31/20	13,258	$3.601639	$48	0.95%	0.35%	-0.60%	12/31/20	104,337	$3.637842	$380	0.95%	0.35%	-0.60%
12/31/19	14,507	$3.623399	$53	0.95%	1.92%	0.97%	12/31/19	104,345	$3.659787	$382	0.95%	1.93%	0.98%

High Yield Fund Non-Qualified							Large Cap Value Fund Qualified
		Net Assets							Net Assets
	Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return		Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return
12/31/23	4,529	$11.569087	$52	0.95%	5.72%	10.57%	12/31/23	432	$44.882761	$19	0.95%	1.54%	13.60%
12/31/22	4,530	$10.432394	$47	0.95%	4.66%	-20.14%	12/31/22	504	$39.265771	$20	0.95%	1.88%	-4.71%
12/31/21	27,192	$11.946780	$325	0.95%	4.25%	3.81%	12/31/21	591	$40.875795	$24	0.95%	1.33%	22.77%
12/31/20	27,195	$11.501783	$313	0.95%	4.80%	4.64%	12/31/20	690	$32.522237	$22	0.95%	1.62%	3.40%
12/31/19	27,195	$11.005372	$299	0.95%	5.01%	11.99%	12/31/19	799	$31.085555	$25	0.95%	1.43%	25.17%

Large Cap Value Fund Non-Qualified							Income Fund Non-Qualified
		Net Assets							Net Assets
	Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return		Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return
12/31/23	N/A	N/A	N/A	N/A	N/A	N/A	12/31/23	2,244	$11.430966	$26	0.95%	7.22%	3.70%
12/31/22	N/A	N/A	N/A	0.95%	0.83%	N/A	12/31/22	2,503	$11.013102	$28	0.95%	6.77%	-15.63%
12/31/21	14,217	$41.154230	$585	0.95%	1.34%	22.17%	12/31/21	2,789	$12.770807	$36	0.95%	3.48%	-5.04%
12/31/20	14,217	$32.757673	$466	0.95%	1.64%	5.29%	12/31/20	3,102	$13.419804	$42	0.95%	5.13%	5.89%
12/31/19	14,217	$31.248574	$444	0.95%	1.46%	24.99%	12/31/19	3,445	$12.652620	$44	0.95%	3.87%	9.73%

Investors Life Insurance Company of North America
Separate Account II
(formerly INA/PUTNAM SEPARATE ACCOUNT)
Notes to Financial Statements

Year Ended December 31, 2023

PUTNAM VARIABLE TRUST DIVISIONS
Putnam Variable Trust Money Market Fund Non-Qualified							Putnam Variable Trust Large Cap Value Fund Non-Qualified
		Net Assets							Net Assets
	Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return		Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return
12/31/23	218,996	$3.082236	$675	0.95%	4.63%	3.68%	12/31/23	75,259	$19.470919	$1,465	0.95%	2.60%	14.02%
12/31/22	219,796	$2.971905	$653	0.95%	1.29%	0.34%	12/31/22	76,491	$16.956520	$1,297	0.95%	2.14%	-3.34%
12/31/21	221,640	$2.961520	$656	0.95%	0.01%	-0.94%	12/31/21	77,796	$17.622780	$1,371	0.95%	1.79%	22.81%
12/31/20	257,820	$2.989352	$771	0.95%	0.24%	-0.71%	12/31/20	119,610	$13.940458	$1,667	0.95%	2.15%	4.63%
12/31/19	258,994	$3.010580	$780	0.95%	1.81%	0.86%	12/31/19	128,551	$13.270257	$1,706	0.95%	2.57%	25.59%

Putnam Variable Trust Income Fund Non-Qualified
		Net Assets
	Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return
12/31/23	56,041	$7.687221	$431	0.95%	5.96%	3.99%
12/31/22	56,234	$7.394427	$416	0.95%	5.86%	-15.93%
12/31/21	56,470	$8.626857	$487	0.95%	6.55%	-5.44%
12/31/20	66,810	$9.113145	$609	0.95%	5.76%	4.90%
12/31/19	67,061	$8.678196	$582	0.95%	4.26%	10.69%

Note 9. Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is exchanged in an orderly transaction; it is not a forced liquidation or distressed sale. Fair value measurements are categorized into a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are described below:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. There were no transfers between hierarchy levels during the year ended December 31, 2023.

Shares of open-ended publicly-traded mutual funds are valued at their closing bid prices each business day. Shares of Putnam Variable Trust Divisions are not publicly-traded and are valued at their net asset value (“NAV”) each business day based upon the number of shares outstanding. The NAV represents the price at which Putnam Variable Trust Divisions shares are issued and redeemed by the Putnam Variable Trust Divisions. Management has reviewed the volume of transactions within the Putnam Variable Trust Divisions and has concluded that such volumes qualify as an active market. The Separate Account considers all investments in mutual funds and Putnam Variable Trust Divisions to be Level 1 investments.

Investors Life Insurance Company of North America
Separate Account II
(formerly INA/PUTNAM SEPARATE ACCOUNT)
Notes to Financial Statements

Year Ended December 31, 2023

Note 10. Subsequent Events

For purposes of preparing the accompanying financial statements and the related notes, the Separate Account evaluated subsequent events through the date the financial statements were available for issuance on February 16, 2024.